Financial instruments - Fair values and risk management - Derivative arrangements (Details) - EUR (€) € in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Derivative financial instruments
Total cash flow hedge reserve	€ 266	€ 31	€ 1,295